Basis of Presentation and Summary of Significant Accounting Policies - Summary of Possible Redemption Reflected in the Balance Sheet (Details)	3 Months Ended	4 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)
Temporary Equity [Line Items]
Remeasurement of carrying value to redemption value	$ (4,000,719)	$ 4,000,719
Class A ordinary shares subject to possible redemption, June 30, 2026	75,238,468	75,238,468
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds		75,000,000
Public Shares issuance costs		(3,762,251)
Remeasurement of carrying value to redemption value		4,000,719
Class A ordinary shares subject to possible redemption, June 30, 2026	$ 75,238,468	$ 75,238,468